Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series E Preferred Stock	Common Stock	Treasury stock	Additional Paid In Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Subscription Receivable	Total
Balance at Dec. 31, 2020	$ 8	$ 8,737	$ (62,406)	$ 77,505,013	$ (71,928,922)		$ (37,234)	$ (40,000)	$ 5,445,196
Balance (in Shares) at Dec. 31, 2020	7,738	8,736,378	(5,657)
Stock based compensation		$ 388		9,446,687					$ 9,447,075
Stock based compensation (in Shares)		388,411
Shares issued for exercise of warrants (in Shares)
Stock warrants issued with note payable				1,665,682					$ 1,665,682
Shares issued for prepaid services		$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)		50,000
Shares issued to settle vendor liabilities		$ 295		791,091					791,386
Shares issued to settle vendor liabilities (in Shares)		294,895
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries		$ 388		1,217,828		1,967,446			3,185,662
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries (in Shares)		387,847
Exercise of warrants to stock		$ 2,251		9,484,972					9,487,223
Exercise of warrants to stock (in Shares)		2,250,691
Cash received for common stock		$ 1,687		5,665,263					5,666,950
Cash received for common stock (in Shares)		1,687,500
Cash received for preferred series E and warrants				(4,225)				40,000	35,775
Cash received for preferred series E and warrants (in Shares)	40
Conversion of preferred series E to stock	$ (8)	$ 1,766		(1,758)
Conversion of preferred series E to stock (in Shares)	(7,278)	1,766,449
Common stock issued upon conversion of notes payable		$ 1,129		5,155,865					5,156,994
Common stock issued upon conversion of notes payable (in Shares)		1,128,999
Foreign currency translation adjustments							(41,038)		(41,038)
Deemed dividend				410,750	(410,750)
Net loss					(37,292,902)	(86,251)			(37,379,153)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Stock based compensation		$ 18		1,067,591					1,067,609
Stock based compensation (in Shares)		18,171
Shares issued for prepaid services		$ 50		68,950					69,000
Shares issued for prepaid services (in Shares)		50,000
Cash received for common stock and warrants, net		$ 3,046		4,994,254					4,997,300
Cash received for common stock and warrants, net (in Shares)		3,046,314
Common stock issued upon conversion of notes payable		$ 110		173,346					173,456
Common stock issued upon conversion of notes payable (in Shares)		109,435
Foreign currency translation adjustments							(4,950)		(4,950)
Deemed dividend				81,728	(81,728)
Net loss					(6,263,162)	(617,886)			(6,881,048)
Balance at Mar. 31, 2022		$ 19,915	$ (62,406)	117,949,487	(115,977,464)	1,263,309	(83,222)		3,109,619
Balance (in Shares) at Mar. 31, 2022	500	19,915,090	(5,657)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Net loss									(25,112,331)
Balance at Sep. 30, 2022		$ 24,470	$ (76,106)	124,667,772	(133,762,800)	677,194	(143,991)		(8,613,461)
Balance (in Shares) at Sep. 30, 2022	500	24,469,675	(89,457)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Stock based compensation		$ 444		4,086,960					$ 4,087,404
Stock based compensation (in Shares)		444,162
Shares issued for exercise of warrants (in Shares)
Purchase of treasury stock			$ (16,050)						$ (16,050)
Purchase of treasury stock (in Shares)			(87,716)
Stock warrants issued with note payable				3,149,270					3,149,270
Shares issued for prepaid services		$ 150		141,000					141,150
Shares issued for prepaid services (in Shares)		150,000
Shares issued to settle vendor liabilities		$ 307		410,192					410,499
Shares issued to settle vendor liabilities (in Shares)		307,342
Cash received for common stock and warrants, net		$ 7,046		5,715,254					5,722,300
Cash received for common stock and warrants, net (in Shares)		7,046,314
BCF issued with note payable				2,008,227					2,008,227
Exercise of warrants to stock		$ 9,173		1,772,774					1,781,947
Exercise of warrants to stock (in Shares)		9,172,772
Conversion of preferred series E to stock		$ 12		(12)
Conversion of preferred series E to stock (in Shares)	(50)	12,136
Shares issued for in process research and development		$ 58		40,937					40,995
Shares issued for in process research and development (in Shares)		57,576
Stock issued with note payable		$ 815		409,130					409,945
Stock issued with note payable (in Shares)		815,000
Common stock issued upon conversion of notes payable		$ 4,366		1,056,722					1,061,088
Common stock issued upon conversion of notes payable (in Shares)		4,365,914
Foreign currency translation adjustments							(61,911)		(61,911)
Sale of minority interest in OG Collection INC						750,000			750,000
Deemed dividend				4,216,528	(4,216,528)
Net loss					(32,293,271)	(3,383,044)			(35,676,315)
Balance at Dec. 31, 2022		$ 39,062	$ (78,456)	134,570,600	(146,142,373)	(751,849)	(140,183)		(12,503,199)
Balance (in Shares) at Dec. 31, 2022	450	39,062,386	(93,373)
Balance at Mar. 31, 2022		$ 19,915	$ (62,406)	117,949,487	(115,977,464)	1,263,309	(83,222)		3,109,619
Balance (in Shares) at Mar. 31, 2022	500	19,915,090	(5,657)
Stock based compensation		$ 290		2,186,865					2,187,155
Stock based compensation (in Shares)		289,749
Stock warrants issued with note payable				1,895,390					1,895,390
Shares issued for prepaid services		$ 50		37,150					37,200
Shares issued for prepaid services (in Shares)		50,000
Foreign currency translation adjustments							(24,659)		(24,659)
Net loss					(8,337,066)	(367,872)			(8,704,938)
Balance at Jun. 30, 2022		$ 20,255	$ (62,406)	122,068,892	(124,314,530)	895,437	(107,881)		(1,500,233)
Balance (in Shares) at Jun. 30, 2022	500	20,254,839	(5,657)
Stock based compensation		$ 107		568,107					568,214
Stock based compensation (in Shares)		107,260
Purchase of treasury stock			$ (13,700)						(13,700)
Purchase of treasury stock (in Shares)			(83,800)
Stock warrants issued with note payable				1,012,107					1,012,107
Shares issued for prepaid services		$ 50		34,900					34,950
Shares issued for prepaid services (in Shares)		50,000
Cash received for common stock and warrants, net		$ 4,000		721,000					725,000
Cash received for common stock and warrants, net (in Shares)		4,000,000
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries		$ 58		40,937		81,660			122,655
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries (in Shares)		57,576
Foreign currency translation adjustments							(36,110)		(36,110)
Deemed dividend				221,829	(221,829)
Net loss					(9,226,442)	(299,903)			(9,526,345)
Balance at Sep. 30, 2022		$ 24,470	$ (76,106)	124,667,772	(133,762,800)	677,194	(143,991)		(8,613,461)
Balance (in Shares) at Sep. 30, 2022	500	24,469,675	(89,457)
Balance at Dec. 31, 2022		$ 39,062	$ (78,456)	134,570,600	(146,142,373)	(751,849)	(140,183)		(12,503,199)
Balance (in Shares) at Dec. 31, 2022	450	39,062,386	(93,373)
Stock based compensation		$ 31,118		7,260,113					7,291,231
Stock based compensation (in Shares)		31,118,098
Shares issued for prepaid services		$ 1,250		212,500					213,750
Shares issued for prepaid services (in Shares)		1,250,000
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries		$ 1,326		(899,317)		897,991
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries (in Shares)		1,325,794
BCF issued with note payable				2,000,000					2,000,000
Exercise of warrants to stock		$ 3,768		749,925					753,693
Exercise of warrants to stock (in Shares)		3,767,925
Cash received for common stock		$ 3,063		1,046,937					1,050,000
Cash received for common stock (in Shares)		3,062,600
Common stock issued upon conversion of notes payable		$ 6,947		1,410,835					1,417,782
Common stock issued upon conversion of notes payable (in Shares)		6,946,851
Foreign currency translation adjustments							129,971		129,971
Sale of minority interest in OG Collection INC						250,000			250,000
Deemed dividend				6,337,246	(6,337,246)
Net loss					(15,906,335)	(49,190)			(15,955,525)
Balance at Mar. 31, 2023		$ 86,534	$ (78,456)	152,688,839	(168,385,954)	346,952	(10,212)		(15,352,297)
Balance (in Shares) at Mar. 31, 2023	450	86,533,654	(93,373)
Balance at Dec. 31, 2022		$ 39,062	$ (78,456)	134,570,600	(146,142,373)	(751,849)	(140,183)		$ (12,503,199)
Balance (in Shares) at Dec. 31, 2022	450	39,062,386	(93,373)
Shares issued for exercise of warrants (in Shares)
Net loss									$ (23,340,137)
Balance at Sep. 30, 2023		$ 137,600	$ (78,456)	168,650,907	(190,480,469)	887,895	161,822		(20,720,701)
Balance (in Shares) at Sep. 30, 2023	450	137,599,992	(93,373)
Balance at Mar. 31, 2023		$ 86,534	$ (78,456)	152,688,839	(168,385,954)	346,952	(10,212)		(15,352,297)
Balance (in Shares) at Mar. 31, 2023	450	86,533,654	(93,373)
Stock based compensation		$ 9,338		442,682					452,020
Stock based compensation (in Shares)		9,338,253
Shares issued with notes payable		$ 375		25,875					26,250
Shares issued with notes payable (in Shares)		375,000
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries		$ 691		(540,520)		539,829
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries (in Shares)		691,133
Cash received for common stock		$ 2,792		166,346					169,138
Cash received for common stock (in Shares)		2,792,585
Common stock issued upon conversion of notes payable		$ 569		33,589					34,158
Common stock issued upon conversion of notes payable (in Shares)		569,300
Foreign currency translation adjustments							90,547		90,547
Deemed dividend		$ 2,730		6,225,588	(6,228,318)
Deemed dividend (in Shares)		2,729,522
Net loss					(4,450,408)	(15,450)			(4,465,858)
Balance at Jun. 30, 2023		$ 103,029	$ (78,456)	159,042,399	(179,064,680)	871,331	80,335		(19,046,042)
Balance (in Shares) at Jun. 30, 2023	450	103,029,447	(93,373)
Stock based compensation		$ 5,852		391,664					397,516
Stock based compensation (in Shares)		5,851,870
Shares issued for exercise of warrants		$ 9,240		227,991					237,231
Shares issued for exercise of warrants (in Shares)		9,240,000
Shares issued with notes payable		$ 4,875		208,172					213,047
Shares issued with notes payable (in Shares)		4,875,000
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries		$ 1,094		(17,658)		16,564
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries (in Shares)		1,093,750
Cash received for common stock		$ 4,128		76,132					80,260
Cash received for common stock (in Shares)		4,127,742
Common stock issued upon conversion of notes payable		$ 9,382		225,172					234,554
Common stock issued upon conversion of notes payable (in Shares)		9,382,183
Foreign currency translation adjustments							81,487		81,487
Deemed dividend				8,497,035	(8,497,035)
Net loss					(2,918,754)				(2,918,754)
Balance at Sep. 30, 2023		$ 137,600	$ (78,456)	$ 168,650,907	$ (190,480,469)	$ 887,895	$ 161,822		$ (20,720,701)
Balance (in Shares) at Sep. 30, 2023	450	137,599,992	(93,373)